Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 187,692	¥ 84,999
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	903,662	742,267
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 144,920	¥ 97,481